Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Available-For-Sale Securities

	December 31, 2011	January 1, 2011
Adjusted cost	$9,236	$9,116
Gross unrealized gains	29,649	24,988
Gross unrealized losses	(228)	(359)
Fair value	$38,657	$33,745

Schedule Of Inventories

	December 31, 2011	January 1, 2011
Finished goods	$437,932	$466,191
Work in process	54,144	62,607
Raw materials	132,400	138,747
	$624,476	$667,545

Schedule Of Product Warranty Liability

	2011	2010
Balance at beginning of year	$25,127	$19,911
Warranty expense recognized	15,120	7,442
Warranty credits issued	(4,100)	(2,226)
Balance at end of year	$36,147	$25,127

Schedule Of Computation Of Basic And Diluted Net Earnings Per Share

	2011	2010	2009
Numerator:
Net earnings	$825,793	$907,436	$777,226

Denominator:
Basic weighted average shares outstanding	324,304	328,191	340,880
Effect of dilutive securities:
Stock options	2,649	2,297	3,456
Restricted stock units	138	—	—
Restricted stock awards	3	—	23
Diluted weighted average shares outstanding	327,094	330,488	344,359
Basic net earnings per share	$2.55	$2.76	$2.28
Diluted net earnings per share	$2.52	$2.75	$2.26